Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(110,045)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,817,211	3,945,120
Granted, Number of RSUs and PSUs	2,612,050
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	1,395,904
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(344,055)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 11.50	$ 13.67
Granted, Weighted Average Grant Date Fair Value	10.51
Vested, Weighted Average Grant Date Fair Value	15.09
Forfeited, Weighted Average Grant Date Fair Value	$ 14.32